Capital and reserves, Issued share capital (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Issued Share Capital [Abstract]
Number of shares outstanding at beginning of period (in shares)	283,250	224,087	223,986
New shares issued for cash (in shares)	83,115	59,163	101
New shares issued for non-cash consideration	19,865
Number of shares outstanding at end of period (in shares)	386,230	283,250	224,087
Growth Shares [Member]
Issued Share Capital [Abstract]
Number of shares outstanding at beginning of period (in shares)	58,206	118,446	155,246
New shares issued for cash (in shares)	34,260	0	0
New shares issued for non-cash consideration	0
Repurchased and cancelled (in shares)	(29,575)	(60,240)	(36,800)
Number of shares outstanding at end of period (in shares)	62,891	58,206	118,446
Series A Shares [Member]
Issued Share Capital [Abstract]
Number of shares outstanding at beginning of period (in shares)	1,699,576	1,699,576	1,699,576
New shares issued for cash (in shares)	0	0	0
New shares issued for non-cash consideration	0
Repurchased and cancelled (in shares)	0	0	0
Number of shares outstanding at end of period (in shares)	1,699,576	1,699,576	1,699,576
Series B Shares [Member]
Issued Share Capital [Abstract]
Number of shares outstanding at beginning of period (in shares)	621,556	0	0
New shares issued for cash (in shares)	323,450	621,556
New shares issued for non-cash consideration	203,697
Repurchased and cancelled (in shares)	0	0	0
Number of shares outstanding at end of period (in shares)	1,148,703	621,556	0
Series C Shares [Member]
Issued Share Capital [Abstract]
Number of shares outstanding at beginning of period (in shares)	0	0	0
New shares issued for cash (in shares)	823,719	0
New shares issued for non-cash consideration	0
Repurchased and cancelled (in shares)	0	0	0
Number of shares outstanding at end of period (in shares)	823,719	0	0
Ordinary Shares [Member]
Issued Share Capital [Abstract]
Number of shares outstanding at beginning of period (in shares)	2,515,894	2,470,313	2,459,363
New shares issued for cash (in shares)	163,870	45,581	10,950
New shares issued for non-cash consideration	0
Repurchased and cancelled (in shares)	0	0	0
Number of shares outstanding at end of period (in shares)	2,679,764	2,515,894	2,470,313